Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Ossen Innovation Co. Ltd.
Entity Central Index Key	0001485538
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	OSN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	19,791,110
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share